ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 55,448,000
Less: Accumulated amortization	(4,885,055)
Acquired intangible assets, net	50,562,945
Amortization expenses	4,885,055
Impairment loss	0	$ 0	$ 0
Trade name and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	16,228,000
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	10,096,000
Online platform [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	1,364,000
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 27,760,000